DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 66.6%
Brazil - 2.8%
Ambev SA, ADR	48,487	$ 109,581
Banco Bradesco SA, ADR	48,809	167,415
Itau Unibanco Holding SA, ADR	53,330	212,253
Petroleo Brasileiro SA, ADR (A)	25,277	177,950
Petroleo Brasileiro SA, ADR	20,477	145,796
Vale SA, ADR (A)	37,802	399,945

		1,212,940

China - 27.8%
Agricultural Bank of China, Ltd., H Shares	311,000	97,112
Alibaba Group Holding, Ltd., ADR (B)	5,460	1,605,131
Anhui Conch Cement Co., Ltd., H Shares	13,000	89,406
ANTA Sports Products, Ltd.	10,000	103,355
Baidu, Inc., ADR (B)	3,001	379,897
Bank of China, Ltd., H Shares	847,000	262,297
Bank of Communications Co., Ltd., H Shares	235,000	112,800
China Construction Bank Corp., H Shares	1,085,000	702,800
China Life Insurance Co., Ltd., H Shares	82,000	183,468
China Merchants Bank Co., Ltd., H Shares	41,500	195,719
China Pacific Insurance Group Co., Ltd., H Shares	30,600	86,470
China Petroleum & Chemical Corp., H Shares	280,000	112,361
China Tower Corp., Ltd., H Shares (C)	514,000	88,872
CNOOC, Ltd.	177,000	170,148
Country Garden Holdings Co., Ltd.	80,000	97,858
CSPC Pharmaceutical Group, Ltd.	62,000	120,000
Industrial & Commercial Bank of China, Ltd., H Shares	821,000	425,861
JD.com, Inc., ADR (B)	9,731	755,223
Meituan Dianping, Class B (B)	45,900	1,432,080
NetEase, Inc., ADR	882	401,019
New Oriental Education & Technology Group, Inc., ADR (B)	1,518	226,941
NIO, Inc., ADR (B)	11,758	249,505
Pinduoduo, Inc., ADR (B)	3,721	275,912
Ping An Insurance Group Co. of China, Ltd., H Shares	60,500	620,613
Shenzhou International Group Holdings, Ltd.	8,300	139,761
Sunac China Holdings, Ltd.	28,000	109,110
Sunny Optical Technology Group Co., Ltd.	7,800	119,063
TAL Education Group, ADR (B)	4,397	334,348
Tencent Holdings, Ltd.	22,900	1,511,400
Trip.Com Group, Ltd., ADR (B)	5,026	156,510
Wuxi Biologics Cayman, Inc. (B) (C)	10,500	255,523
Xiaomi Corp., Class B (B) (C)	146,000	385,252
Yum China Holdings, Inc.	4,612	244,205
ZTO Express Cayman, Inc., ADR	4,197	125,574

		12,175,594

Hong Kong - 2.3%
China Mengniu Dairy Co., Ltd. (B)	30,000	140,516
China Mobile, Ltd.	61,000	389,220
China Overseas Land & Investment, Ltd.	41,000	102,632
China Resources Land, Ltd.	32,000	144,103
Geely Automobile Holdings, Ltd.	63,000	125,187
Sino Biopharmaceutical, Ltd.	114,500	124,694

		1,026,352

	Shares	Value
COMMON STOCKS (continued)
India - 6.1%
HDFC Bank, Ltd., ADR (B)	14,928	$ 745,803
ICICI Bank, Ltd., ADR (A) (B)	28,078	276,007
Infosys, Ltd., ADR	40,650	561,377
Reliance Industries, Ltd., GDR (C)	17,773	1,080,598

		2,663,785

Indonesia - 1.0%
Bank Central Asia Tbk PT	122,100	222,373
Bank Rakyat Indonesia Persero Tbk PT	583,700	119,251
Telekomunikasi Indonesia Persero Tbk PT	523,300	90,030

		431,654

Kuwait - 0.5%
National Bank of Kuwait SAKP	75,298	213,733

Malaysia - 0.6%
Malayan Banking Bhd.	70,500	122,491
Public Bank Bhd.	33,300	125,811

		248,302

Mexico - 1.4%
America Movil SAB de CV, Series L	259,512	163,167
Fomento Economico Mexicano SAB de CV	20,454	115,447
Grupo Financiero Banorte SAB de CV, Class O (B)	26,973	93,617
Grupo Mexico SAB de CV, Series B	35,127	89,505
Wal-Mart de Mexico SAB de CV	55,728	133,919

		595,655

Peru - 0.2%
Credicorp, Ltd.	686	85,057

Qatar - 0.6%
Qatar National Bank QPSC	48,734	243,603

Republic of Korea - 11.0%
Celltrion, Inc. (B)	1,070	235,592
Hyundai Mobis Co., Ltd.	732	143,959
Hyundai Motor Co.	1,576	240,544
Kakao Corp.	659	205,392
KB Financial Group, Inc.	4,302	138,127
Kia Motors Corp.	2,944	118,062
KT&G Corp.	1,390	97,936
LG Chem, Ltd.	521	291,350
LG Corp.	1,443	91,429
LG Household & Health Care, Ltd.	103	127,528
NAVER Corp.	1,591	403,362
NCSoft Corp.	176	121,296
POSCO	883	147,985
Samsung Biologics Co., Ltd. (B) (C)	182	107,379
Samsung C&T Corp.	987	88,615
Samsung Electronics Co., Ltd.	30,362	1,510,960
Samsung SDI Co., Ltd.	605	224,256
Shinhan Financial Group Co., Ltd.	4,991	117,787
SK Hynix, Inc.	5,929	425,854

		4,837,413

Republic of South Africa - 2.6%
AngloGold Ashanti, Ltd.	4,584	119,025
FirstRand, Ltd.	58,945	145,702
Naspers, Ltd., N Shares	4,819	855,170

		1,119,897

Russian Federation - 3.4%
Gazprom PJSC, ADR	66,436	289,262

Transamerica ETF Trust	Page 1

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Russian Federation (continued)
Lukoil PJSC, ADR	3,965	$ 229,494
MMC Norilsk Nickel PJSC, ADR	6,618	159,825
Novatek PJSC, GDR	1,069	146,453
Sberbank of Russia PJSC, ADR (B)	29,696	346,998
Tatneft PJSC, ADR	2,877	102,939
Yandex NV, Class A (A) (B)	3,460	225,765

		1,500,736

Saudi Arabia - 1.8%
Al Rajhi Bank	13,465	235,850
National Commercial Bank	14,839	146,970
Saudi Basic Industries Corp.	9,893	233,155
Saudi Telecom Co.	6,595	176,528

		792,503

Taiwan - 3.8%
Chunghwa Telecom Co., Ltd., ADR (A)	4,183	151,550
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,782	1,522,657

		1,674,207

Thailand - 0.4%
CP ALL PCL	48,400	92,027
PTT PCL	94,300	95,230

		187,257

United Arab Emirates - 0.3%
First Abu Dhabi Bank PJSC	47,915	146,622

Total Common Stocks (Cost $26,825,794)		29,155,310

PREFERRED STOCKS - 1.1%
Republic of Korea - 1.1%
Hyundai Motor Co.,
3.44% (D)	646	47,926
LG Chem, Ltd.,
0.63% (D)	85	23,294
Samsung Electronics Co., Ltd.,
2.09% (D)	9,056	391,046

Total Preferred Stocks (Cost $401,281)		462,266

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 31.3%
U.S. Treasury - 31.3%
U.S. Treasury Note
0.25%, 09/30/2025	$ 13,748,000	13,728,667

Total U.S. Government Obligation (Cost $13,733,500)		13,728,667

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.4%
Money Market Fund - 0.4%
State Street Institutional Treasury Money Market Fund, 0.03% (D)	196,212	196,212

Total Short-Term Investment Company (Cost $196,212)		196,212

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (D)	46,407	$ 46,407

Total Other Investment Company (Cost $46,407)		46,407

Total Investments (Cost $41,203,194)		43,588,862
Net Other Assets (Liabilities) - 0.5%		202,345

Net Assets - 100.0%		$ 43,791,207

Transamerica ETF Trust	Page 2

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	8	12/18/2020	$435,200	$435,400	$200	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligation	31.5%	$13,728,667
Banks	12.7	5,556,357
Internet & Direct Marketing Retail	11.7	5,080,026
Interactive Media & Services	6.3	2,725,816
Oil, Gas & Consumable Fuels	5.9	2,550,231
Technology Hardware, Storage & Peripherals	5.2	2,287,258
Semiconductors & Semiconductor Equipment	4.5	1,948,511
Metals & Mining	2.1	916,285
Insurance	2.0	890,551
Automobiles	1.8	781,224
IT Services	1.3	561,377
Diversified Consumer Services	1.3	561,289
Wireless Telecommunication Services	1.3	552,387
Chemicals	1.3	547,799
Entertainment	1.2	522,315
Diversified Telecommunication Services	1.2	506,980
Real Estate Management & Development	1.0	453,703
Life Sciences Tools & Services	0.8	362,902
Electronic Equipment, Instruments & Components	0.8	343,319
Pharmaceuticals	0.6	244,694
Hotels, Restaurants & Leisure	0.6	244,205
Textiles, Apparel & Luxury Goods	0.6	243,116
Biotechnology	0.5	235,592
Food & Staples Retailing	0.5	225,946
Beverages	0.5	225,028
Money Market Funds	0.4	196,212
Industrial Conglomerates	0.4	180,044
Diversified Financial Services	0.3	145,702
Auto Components	0.3	143,959
Food Products	0.3	140,516
Personal Products	0.3	127,528
Air Freight & Logistics	0.3	125,574
Tobacco	0.2	97,936
Construction Materials	0.2	89,406

Investments	99.9	43,542,455
Short-Term Investments	0.1	46,407

Total Investments	100.0%	$43,588,862

Transamerica ETF Trust	Page 3

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$12,486,645	$16,668,665	$—	$29,155,310
Preferred Stocks	—	462,266	—	462,266
U.S. Government Obligation	—	13,728,667	—	13,728,667
Short-Term Investment Company	196,212	—	—	196,212
Other Investment Company	46,407	—	—	46,407

Total Investments	$12,729,264	$30,859,598	$—	$43,588,862

Other Financial Instruments
Futures Contracts (F)	$200	$—	$—	$200

Total Other Financial Instruments	$200	$—	$—	$200

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $701,444, collateralized by cash collateral of $46,407 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $677,284. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $1,917,624, representing 4.4% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Transamerica ETF Trust	Page 4

DeltaShares® S&P EM 100 & Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P EM 100 & Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica ETF Trust	Page 6